UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Five Oceans Asset Management, Ltd.
Address: Level 17, 255 Pitt Street
         Sydney, Australia  NSW  2000

13F File Number:  028-15493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Youngman
Title:     Chief Executive Officer
Phone:     (612) 9994 7489

Signature, Place, and Date of Signing:

 /s/  Ross Youngman     Sydney, Australia     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $519,190 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     3502    46100 SH  PUT  SOLE                    16900        0    29200
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     1337    17603 SH       SOLE                      220        0    17383
AETNA INC NEW                  COM              00817Y108    16358   319936 SH       SOLE                   104738        0   215198
AGILENT TECHNOLOGIES INC       COM              00846U101     9619   229198 SH       SOLE                    89823        0   139375
AMERICAN INTL GROUP INC        COM NEW          026874784     2682    69091 SH       SOLE                    36262        0    32829
APACHE CORP                    COM              037411105     7870   101997 SH       SOLE                    30256        0    71741
APPLE INC                      COM              037833100    15149    34223 SH       SOLE                    11173        0    23050
AUTOMATIC DATA PROCESSING IN   COM              053015103     7392   113676 SH       SOLE                    30779        0    82897
BAKER HUGHES INC               COM              057224107     4418    95199 SH       SOLE                    25458        0    69741
CISCO SYS INC                  COM              17275R102    10556   505090 SH       SOLE                   183061        0   322029
COACH INC                      COM              189754104    15564   311340 SH       SOLE                   105279        0   206061
DANAHER CORP DEL               COM              235851102    23789   382772 SH       SOLE                   114480        0   268292
DEVON ENERGY CORP NEW          COM              25179M103    10845   192212 SH       SOLE                    62444        0   129768
EBAY INC                       COM              278642103    10007   184558 SH       SOLE                    62233        0   122325
EBAY INC                       COM              278642103     5021    92600 SH  PUT  SOLE                    31200        0    61400
EMERSON ELEC CO                COM              291011104    15892   284446 SH       SOLE                    95660        0   188786
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     8915    78550 SH       SOLE                    21351        0    57199
GOOGLE INC                     CL A             38259P508    14794    18628 SH       SOLE                     6416        0    12212
GRAINGER W W INC               COM              384802104     5382    23922 SH       SOLE                     7813        0    16109
HARLEY DAVIDSON INC            COM              412822108    15932   298915 SH       SOLE                   102163        0   196752
ICICI BK LTD                   ADR              45104G104     2046    47700 SH       SOLE                        0        0    47700
ICICI BK LTD                   ADR              45104G104     1025    23900 SH  PUT  SOLE                        0        0    23900
ISHARES INC                    MSCI TAIWAN      464286731      894    67000 SH       SOLE                        0        0    67000
ISHARES TR                     FTSE CHINA25 IDX 464287184     2185    59200 SH       SOLE                        0        0    59200
JOHNSON & JOHNSON              COM              478160104    20292   248889 SH       SOLE                    81892        0   166997
JOHNSON CTLS INC               COM              478366107     9227   263101 SH       SOLE                    89096        0   174005
JPMORGAN CHASE & CO            COM              46625H100    11084   233551 SH       SOLE                    82300        0   151251
LOWES COS INC                  COM              548661107    10845   286002 SH       SOLE                    94248        0   191754
MARSH & MCLENNAN COS INC       COM              571748102     8244   217122 SH       SOLE                    74280        0   142842
MICROSOFT CORP                 COM              594918104     7639   267019 SH       SOLE                    94618        0   172401
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    14599   382667 SH       SOLE                   115656        0   267011
ORACLE CORP                    COM              68389X105    14858   459562 SH       SOLE                   159083        0   300479
PROCTER & GAMBLE CO            COM              742718109    14928   193723 SH       SOLE                    63772        0   129951
QUALCOMM INC                   COM              747525103     9005   134518 SH       SOLE                    51566        0    82952
QUANTA SVCS INC                COM              74762E102     4649   162659 SH       SOLE                    73378        0    89281
ROBERT HALF INTL INC           COM              770323103    11773   313703 SH       SOLE                   108041        0   205662
SCHLUMBERGER LTD               COM              806857108    16792   224217 SH       SOLE                    82929        0   141288
SIRONA DENTAL SYSTEMS INC      COM              82966C103    10721   145415 SH       SOLE                    47894        0    97521
STARBUCKS CORP                 COM              855244109    13913   244300 SH       SOLE                    77125        0   167175
UNITED PARCEL SERVICE INC      CL B             911312106    16780   195338 SH       SOLE                    61856        0   133482
UNITEDHEALTH GROUP INC         COM              91324P102    16449   287513 SH       SOLE                    95422        0   192091
URBAN OUTFITTERS INC           COM              917047102     7614   196530 SH       SOLE                    67179        0   129351
US BANCORP DEL                 COM NEW          902973304    19547   576093 SH       SOLE                   183877        0   392216
VALE S A                       ADR              91912E105    14142   817947 SH       SOLE                   256479        0   561468
VARIAN MED SYS INC             COM              92220P105    22567   313436 SH       SOLE                   101758        0   211678
WELLS FARGO & CO NEW           COM              949746101    21584   583497 SH       SOLE                   192578        0   390919
YUM BRANDS INC                 COM              988498101    10764   149628 SH       SOLE                    43194        0   106434
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